Pledged Assets (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Pledged Assets [Abstract]
Investment securities, pledged as collateral for acting as a collection agent for public funds	¥ 17,778,710
Cash collateral paid for derivative transactions included in other assets	815,444	766,617
Cash collateral received for derivative transactions included in other liabilities	¥ 499,557	¥ 337,192